Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2017 Segment
Post-employment benefits and benefits for short-term employees [Abstract]
Period of service required for seniority pension entitlement	15 years
Retirement age of employee entitled to seniority pension	60 years
Defined benefits plan, pension plans for certain employees, age of individual	65 years
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Minimum voyage duration of vessels for revenue to be recognized proportionally	2 months
Information by segments [Abstract]
Number of operating segments	4
Minimum [Member]
Post-employment benefits and benefits for short-term employees [Abstract]
Age of employee considered early retirement, additional pension plan	55 years
Maximum [Member]
Post-employment benefits and benefits for short-term employees [Abstract]
Age of employee considered early retirement, additional pension plan	60 years
Properties [Member]
Property, vessels and equipment [Abstract]
Valuation period of properties	P3Y
Vessels [Member] | Minimum [Member]
Property, vessels and equipment [Abstract]
Period of amortization of repair costs	2 years
Vessels [Member] | Maximum [Member]
Property, vessels and equipment [Abstract]
Period of amortization of repair costs	5 years